Significant Accounting Policies - Concentrations and Risks (Details)	12 Months Ended
	Dec. 31, 2022 item customer	Dec. 31, 2021 customer item	Dec. 31, 2020 customer item
Number of advertising and promotional service providers that accounted for more than 10% of the Group's advertising and promotional service | item	2	3	3
Number of customer	3	1	0
Customer One
Number of customer		1
Customer Two
Number of customer	2
Customer Concentration Risk Member | Revenue From Contract With Customer Member | Customer One
Concentration risk (as a percent)	24.10%	18.70%
Customer Concentration Risk Member | Revenue From Contract With Customer Member | Customer Two
Concentration risk (as a percent)	17.90%